Share Capital (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 02, 2025 USD ($) $ / shares shares	Aug. 23, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 ₪ / shares	Apr. 03, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary share			one
Exercised shares
Shares return value (in Dollars) | $					$ 744
Issued and sold aggregate shares	1,200,002
Warrant exercisable	72,000
Warrant exercisable price	72,000
Exercise price (in Dollars per share) | $ / shares	$ 3.75
Vested shares			148,492
Plan shall be in effect for a team			10 years
Price per share | (per share)		$ 6.39				₪ 1.5
Employees and directors payment (in Dollars) | $			$ 314
Percentage of minimum volatility			53.40%
Percentage of maximum volatility			71.62%
Term dividend yield			1 year 7 months 24 days	6 years 1 month 9 days	6 years 1 month 9 days
Dividend yield percentage			0.00%	0.00%	0.00%
Recognized share based compensation expense (in Dollars) | $			$ 0	$ 314
Shares issued		969,886
fair value (in Dollars) | $		$ 579
Expenses (in Dollars) | $			11	$ 35	$ 523
Unrecognized compensation expense (in Dollars) | $			$ 1,128
Weighted-average period term			1 year 7 months 17 days
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised shares					186,000
Warrant exercisable	1,200,002
Warrant exercisable price	1,200,002
Exercise price (in Dollars per share) | $ / shares	$ 3
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares		583,979
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised shares					186,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares			148,492
Black Scholes Pricing Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of minimum volatility		72.10%
Percentage of maximum volatility		77.00%
Dividend yield percentage		0.00%	0.00%
Percentage of minimum interest		4.33%
Percentage of maximum interest		4.74%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercisable							337,464
Ordinary shares							337,464
Percentage of maximum interest			3.93%	4.46%	4.33%
Term dividend yield			6 years 1 month 9 days
Maximum [Member] | Black Scholes Pricing Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of maximum interest			4.68%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercisable							126,800
Ordinary shares							126,800
Percentage of maximum interest			3.66%	4.21%	3.62%
Term dividend yield			5 years 10 months 17 days
Minimum [Member] | Black Scholes Pricing Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of maximum interest			3.53%
Term dividend yield		3 years 4 months 24 days
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase price (in Dollars per share) | $ / shares	$ 3
Aggregate gross proceeds (in Dollars) | $	$ 3,600
Issuance costs accumulated (in Dollars) | $	$ 498